Containers And Fixed Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Trading containers	$ 13,009	$ 7,296
Containers held for sale	$ 31,968	$ 15,717